Cash and Cash Equivalents, As well As Restricted, Cash in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 38,783	$ 39,107
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	38,289	38,352
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 494	739
China
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash		$ 16